UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Wilson Capital Management LLC

Address:  237 Park Avenue, Suite 900
          New York, New York 10017


13F File Number: 28-11737

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   David S. Wilson
Title:  Managing Member
Phone:  (212) 692-6320


Signature, Place and Date of Signing:

/s/ David S. Wilson              New York, New York         February 9, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:   35

Form 13F Information Table Value Total:  $121,405
                                        (thousands)


List of Other Included Managers:  NONE

                                                                 FORM 13F INFORMATION TABLE
                                                                Wilson Capital Management LLC
                                                                      December 31, 2006
COLUMN 1                         COLUMN  2       COLUMN 3    COLUMN 4       COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8

                                 TITLE                        VALUE      SHRS OR SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS        CUSIP       (X$1000)    PRN AMT PRN CALL  DISCRETION  MANAGERS  SOLE   SHARED  NONE
--------------                   --------        -----       --------    ------- --- ----  ----------  --------  ----   ------  ----
ABB LTD                          SPONSORED ADR   000375204      3,418    190,100 SH        SOLE        NONE      190,100
AEGEAN MARINE PETROLEUM NETW     SHS             Y0017S102        410     25,000 SH        SOLE        NONE       25,000
AMERICAN AXLE & MFG HLDS IN      COM             024061103      2,209    116,300 SH        SOLE        NONE      116,300
CARTER INC                       COM             146229109      1,359     53,300 SH        SOLE        NONE       53,300
CELANESE CORP DEL                COM SER A       150870103      5,272    203,700 SH        SOLE        NONE      203,700
CHAMPION ENTERPRISES INC         COM             158496109      4,429    473,200 SH        SOLE        NONE      473,200
CHAPARRAL STL CO DEL             COM             159423102      5,431    122,700 SH        SOLE        NONE      122,700
CLEAR CHANNEL COMMUNICATIONS     COM             184502102      5,182    145,800 SH        SOLE        NONE      145,800
COMCAST CORP NEW                 CL A            20030N101      8,013    189,300 SH        SOLE        NONE      189,300
CYTYC CORP                       COM             232946103      3,688    130,300 SH        SOLE        NONE      130,300
EAGLE MATERIALS INC              COM             26969P108      5,793    134,000 SH        SOLE        NONE      134,000
ENERGEN CORP                     COM             29265N108      4,605     98,100 SH        SOLE        NONE       98,100
EXCEL TECHNOLOGY INC             COM             30067T103      2,405     94,000 SH        SOLE        NONE       94,000
GENCORP INC                      COM             368682100      2,908    207,400 SH        SOLE        NONE      207,400
GENERAL ELECTRIC CO              COM             369604103      8,153    219,100 SH        SOLE        NONE      219,100
IHOP CORP                        COM             449623107      3,410     64,700 SH        SOLE        NONE       64,700
INFRASOURCE SVCS INC             COM             45684P102      4,863    223,400 SH        SOLE        NONE      223,400
ITC HLDGS CORP                   COM             465685105        399     10,000 SH        SOLE        NONE       10,000
HUNT JB TRANS SVCS INC           COM             445658107      2,536    122,100 SH        SOLE        NONE      122,100
MAGNA ENTMT CORP                 CL A            559211107      2,268    502,800 SH        SOLE        NONE      502,800
MCDERMOTT INTL INC               COM             580037109      3,265     64,200 SH        SOLE        NONE       64,200
MERCER INTL INC                  COM             588056101      1,436    121,000 SH        SOLE        NONE      121,000
OLD DOMINION FGHT LINES INC      COM             679580100      1,976     82,100 SH        SOLE        NONE       82,100
OREGON STL MLS INC               COM             686079104      1,716     27,500 SH        SOLE        NONE       27,500
QUANT SVCS INC                   COM             74762E102      6,009    305,500 SH        SOLE        NONE      305,500
REPUBLIC AWYS HLDGS INC          COM             760276105      3,722    221,809 SH        SOLE        NONE      221,809
SOUTHWESTERN ENERGY CO           COM             845467109      4,514    128,800 SH        SOLE        NONE      128,800
SWIFT TRANSN CO                  COM             870756103      2,272     86,500 SH        SOLE        NONE       86,500
THOR INDS INC                    COM             885160101      1,394     31,700 SH        SOLE        NONE       31,700
TOLL BROTHERS INC                COM             889478103      3,413    105,900 SH        SOLE        NONE      105,900
TRANSWITCH CORP                  COM             894065101        933    666,747 SH        SOLE        NONE      666,747
TRINITY INDS INC                 COM             896522109      4,606    130,850 SH        SOLE        NONE      130,850
WABTEC CORP                      COM             929740108      3,196    105,200 SH        SOLE        NONE      105,200
WASHINGTON GROUP INTL INC        COM NEW         938862208      4,329     72,400 SH        SOLE        NONE       72,400
XM SATELLITE RADIO HLDGS INC     CL A            983759101      1,871    129,500 SH        SOLE        NONE      129,500
                                                              -------
                                                              121,405

SK 02990 0001 743767